Financial Risk and Fair Value Disclosures - Additional Information (Detail) $ in Thousands, $ in Thousands, ¥ in Billions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 JPY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		$ 132,130,055			$ 136,986,309
Cash flow hedge reserve in other components of equity		$ 0		$ (67)	$ (2,058)
Accounts receivables from the top ten customers	54.00%	54.00%
Profit or loss attributable to change in unrealized gains or losses for financial assets without quoted market prices held at end of period	$ (203,000)	$ (286,000)	$ (331,000)
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		0.10%	0.10%	0.10%	0.10%	0.10%
Increase (decrease) in profit due to percentage increase in market risk	(44,000)	$ (58,000)	$ (50,000)
Percentage decrease in market risk		0.10%	0.10%	0.10%	0.10%	0.10%
Increase (decrease) in profit due to percentage decrease in market risk	44,000	$ 58,000	$ 50,000
Equity price risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		5.00%	5.00%	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage increase in market risk	171,000	$ 33,000	$ 31,000
Percentage decrease in market risk		5.00%	5.00%	5.00%	5.00%	5.00%
Increase (decrease) in profit due to percentage decrease in market risk	(171,000)	$ (33,000)	$ (31,000)
Increase (decrease) in other comprehensive income due to percentage increase in market risk	408,000	979,000	976,000
Increase (decrease) in other comprehensive income due to percentage decrease in market risk	(408,000)	$ (979,000)	$ (976,000)
Taiwan, New Dollars | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		10.00%	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	(1,367,000)	$ (1,330,000)	$ (33,000)
Percentage decrease in market risk		10.00%	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	1,367,000	$ 1,330,000	$ 33,000
China, Yuan Renminbi | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage increase in market risk		10.00%	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage increase in market risk	2,624,000	$ 4,011,000	$ 3,781,000
Percentage decrease in market risk		10.00%	10.00%	10.00%	10.00%	10.00%
Increase (decrease) in profit due to percentage decrease in market risk	$ (2,624,000)	$ (4,011,000)	$ (3,781,000)
Forward exchange contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets | ¥						¥ 23